24. DEFINED BENEFITS PLANS	12 Months Ended
Dec. 31, 2017
Defined Benefits Plans
DEFINED BENEFITS PLANS

The main characteristics of benefit plans granted to Company employees are detailed below.

a)	Indemnity plan: Benefit plan whereby Company employees meeting certain conditions are eligible to receive upon retirement a certain number of salaries according to the provisions of the plan.
b)	Compensatory plan: Benefit plan whereby Company employees meeting certain conditions are eligible to receive upon retirement a certain amount according to the provisions of the plan (based on the last computable salary and the number of years working for the Company) after deducting the benefits from the pension system. This plan requires the Company to make contributions to a fund. The plan calls for a contribution to a fund exclusively by the Company and without any contribution by the employees. The assets of the fund are contributed to a trust fund and invested in US dollar-denominated money market instruments in order to preserve the accumulated capital and obtain a return in line with a moderate risk profile. In addition, although there is no target asset allocation for the following years, funds are mainly invested in US government bonds, commercial papers rated A1 or P1, AAAm-rated mutual funds and time deposits in banks rated A+ or higher in the United States of America, in accordance with the Trust Agreement dated on March 27, 2002 entered with The Bank of New York Mellon, duly amended by the Permitted Investment Letter dated on September 14, 2006. The Bank of New York Mellon is the trustee and Willis Towers Watson is the managing agent. In case there is an excess (duly certified by an independent actuary) of the funds to be used to settle the benefits granted by the plan, the Company will be entitled to choice to use it, in which case it may have to notify the trustee thereof.
c)	Collective agreements: Benefit plan whereby Company employees covered by certain collective bargaining agreements and meeting certain conditions are eligible to receive upon retirement or disability a certain number of salaries according to the provisions of the plan.

As of December 31, 2017 and 2016, the most relevant actuarial information corresponding to the described benefit plans is the following:

	12.31.2017
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Liabilities at the beginning	1,188	(155)	1,033
Items classified in profit or loss (1)
Current services cost	58	-	58
Cost for interest	280	(23)	257
Cost for past service	28	-	28
Items classified in other comprehensive income
Actuarial losses (gains) (2)	(21)	10	(11)
Exchange differences on translation	32	(16)	16
Benefit payments	(105)	7	(98)
Contributions paid	-	(7)	(7)
Reclassification to liabilities associated to assets classified as held for sale	(268)	105	(163)
At the end	1,192	(79)	1,113

(1)	Includes $ 25 million corresponding to discontinued operations.
(2)	Includes $ 10 million corresponding to discontinued operations.

	12.31.2016			12.31.2015
	Present value of the obligation	Present value of assets	Net liability at the end of the year	Present value of the obligation
Liabilities at the beginning	310	-	310	223
Items classified in profit or loss (1)
Current services cost	42	-	42	36
Cost for interest	208	(13)	195	86
Items classified in other comprehensive income
Actuarial losses (gains) (2)	73	5	78	1
Benefit payments	(76)	2	(74)	(36)
Contributions paid	-	(2)	(2)	-
Increase for subsidiaries acquisition	631	(147)	484	-
At the end	1,188	(155)	1,033	310

(1)	Includes a loss of $ 5 million corresponding to discontinued operations for 2016.
(2)	Includes $ 9 million corresponding to discontinued operations for 2016.

As of December 31, 2017, net liability by type of plan, is as follows: a) 177 million corresponding to Indemnity plan; b) 274 million corresponding to Compensatory plan and c) 662 million corresponding to Collective agreements.

As of December 31, 2016, net liability by type of plan, is as follows: a) 157 million corresponding to Indemnity plan; b) 270 million corresponding to Compensatory plan and c) 606 million corresponding to Collective agreements.

Estimated expected benefits payments for the next ten years are shown below. The amounts in the table represent the undiscounted cash flows and therefore do not reconcile to the obligations recorded at the end of the year.

12.31.2017
Less than one year	121
One to two years	84
Two to three years	74
Three to four years	89
Four to five years	81
Six to ten years	377

Significant actuarial assumptions used were as follows:

	12.31.2017	12.31.2016	12.31.2015
Discount rate	4%	5%	6%
Salaries increase	1%	1%	2%
Average inflation	15%	21%	32%

The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount:

12.31.2017
Discount rate: 4%
Obligation	1,298
Variation	106
10%

Discount rate: 6%
Obligation	1,102
Variation	(90)
(8%)

Salaries increase: 0%
Obligation	1,126
Variation	(66)
(6%)

Salaries increase: 2%
Obligation	1,269
Variation	77
7%

The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. Therefore, the presented analysis may not be representative of the actual change in the defined benefit obligation. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.